Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Profit Before Income Taxes
The Company’s profit (loss) before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cayman Islands	(5,359,465)	3,309,525,351	(37,599,025)	(5,900,107)
Hong Kong	18,479,616	(14,414,430)	(14,883,394)	(2,335,529)
China	474,699,082	448,162,790	64,790,713	10,167,077

Total profit before income taxes	487,819,233	3,743,273,711	12,308,294	1,931,441

Summary of Current and Deferred Component of Income Tax Expenses
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	91,994,704	121,701,686	603,765,914	94,744,047
Deferred income tax (benefit) expense	(9,034,211)	248,151,964	(582,913,268)	(91,471,812)

Total income tax expense	82,960,493	369,853,650	20,852,646	3,272,235

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	223,500,138	276,221,432	43,345,170
Provision for credit losses	55,584,637	194,973,439	30,595,587
Contract assets	—	7,495,619	1,176,226
Customer advances	5,687,968	5,552,404	871,293
Donation	125,000	—	—
Fair value change on derivative instruments	—	1,336,597	209,741
Net operating loss carry-forward	65,558,135	16,959,870	2,661,374
Less: valuation allowance	(7,148,961)	(16,959,870)	(2,661,374)

Non-current deferred tax assets, net	343,306,917	485,579,491	76,198,017

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,682,849)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,727,573)
Contract assets	(162,308,288)	—	—
Withholding tax	(319,079,320)	(40,746,914)	(6,394,080)

Non-current deferred tax liabilities	(503,120,864)	(62,480,170)	(9,804,502)

Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income before provision of income tax	487,819,233	3,743,273,711	12,308,294	1,931,441
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	121,954,808	935,818,428	3,077,074	482,860
Tax rate differential	(36,157,163)	(852,831,321)	5,070,813	795,721
Over-accrued EIT for previous years	(39,664,283)	—	—	—
Impact of tax rate change	36,367,754	(35,511,678)	—	—
Utilization of net operating loss carry-forward	(9,708,887)	—	—	—
Non-deductible expenses	22,277,780	19,219,052	19,443,641	3,051,132
Research and development super-deduction	(9,961,515)	(10,970,775)	(10,177,551)	(1,597,080)
Non-taxable income	(3,587,542)	(982,266)	—	—
Change in valuation allowance	1,439,541	(2,412,144)	9,894,006	1,552,585
Withholding tax	—	317,524,354	(6,455,337)	(1,012,983)

Income tax expenses	82,960,493	369,853,650	20,852,646	3,272,235